Class A, B, C, R and Y | Invesco Constellation Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, B, C, R and Y Invesco Constellation Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B, C, R and Y Invesco Constellation Fund	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.29%	2.04%	2.04%	1.54%	1.04%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class A, B, C, R and Y Invesco Constellation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class B	707	940	1,298	2,176
Class C	307	640	1,098	2,369
Class R	157	486	839	1,834
Class Y	106	331	574	1,271

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A, B, C, R and Y Invesco Constellation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class B	207	640	1,098	2,176
Class C	207	640	1,098	2,369
Class R	157	486	839	1,834
Class Y	106	331	574	1,271

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of issuers of all market capitalizations. The principal type of equity securities in which the Fund invests is common stock.

      The Fund invests primarily in securities that are considered by the Fund's portfolio managers to have potential for earnings or revenue growth.

      The Fund may invest up to 25% of its net assets in foreign securities.

      The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company's financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company's value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects, and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company's fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

      Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

      Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

      Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended March 31, 2012): 16.81% Worst Quarter (ended December 31, 2008): -21.78%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, B, C, R and Y Invesco Constellation Fund		1 Year	5 Years	10 Years	Inception Date
Class A shares		6.06%	(5.00%)	3.17%	Apr. 30, 1976
Class A shares Return After Taxes on Distributions		6.06%	(5.01%)	3.17%	Apr. 30, 1976
Class A shares Return After Taxes on Distributions and Sale of Fund Shares		3.94%	(4.18%)	2.75%	Apr. 30, 1976
Class B shares		6.39%	(5.02%)	3.15%	Nov. 03, 1997
Class C shares		10.34%	(4.63%)	2.99%	Aug. 04, 1997
Class R shares		11.95%	(4.15%)	3.50%	Jun. 03, 2002
Class Y shares	[1]	12.47%	(3.71%)	3.87%	Oct. 03, 2008
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)		15.26%	3.12%	7.52%
Lipper Multi-Cap Growth Funds Index		15.88%	1.41%	8.06%
[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.